Intangible Assets - Summary of Geographically Cash-Generating Units to Goodwill (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [Line Items]
Goodwill	€ 291	€ 316
Americas [member]
Disclosure of detailed information about intangible assets [Line Items]
Goodwill	201	208
United Kingdom [member]
Disclosure of detailed information about intangible assets [Line Items]
Goodwill	56	54
International [member]
Disclosure of detailed information about intangible assets [Line Items]
Goodwill	0	18
Asset management [member]
Disclosure of detailed information about intangible assets [Line Items]
Goodwill	€ 34	€ 35